Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of income (loss) by tax jurisdictions

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income from China operations	3,770,270	5,161,228	6,284,697
(Loss) income from non-China operations	(1,023,195)	(218,423)	734,660

Total income before tax and share of (loss) income of equity method investees	2,747,075	4,942,805	7,019,357

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income tax expenses
Current tax	682,309	974,207	1,256,086
Deferred tax	(115,705)	9,347	(126,070)

Total tax expenses	566,604	983,554	1,130,016

Schedule of reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income before income tax and share of (loss) income of equity method investees	2,747,075	4,942,805	7,019,357
Computed income tax expense at PRC EIT tax rate	686,769	1,235,701	1,754,839
Effect of non-deductible expenses, including:
-Share-based compensation expenses	167,803	163,033	134,324
-Other non-deductible expenses	65,497	36,838	27,497
Effect of different tax rates of subsidiaries operating in other jurisdiction	10,454	17,834	(152,863)
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(397,437)	(562,898)	(580,608)
Effect of non-taxable income	(58,053)	(15,800)	(90,265)
Change in valuation allowance	91,571	108,846	37,092

Income tax expenses	566,604	983,554	1,130,016

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
The aggregate effect	397,437	562,898	580,608
Per share effect:
Class A and Class B ordinary share:
—basic	3.00	4.22	4.30

—diluted	2.84	4.14	4.21

Schedule of the principal components of deferred tax assets

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	322,464	300,544
Allowance for doubtful debts	46,691	11,792
Impairment of investments	32,063	27,919
Inventory write-down	171,884	268,094
Payroll payable and other accruals	14,751	5,587
Deferred income	277,658	326,610
Impairment of property and equipment	117,837	105,961
Impairment of land use rights	13,752	13,752
Others	3,939	1,771
Less: valuation allowance	(461,478)	(433,763)

Total deferred tax assets-non-current	539,561	628,267

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax liabilities :
Fair value adjustments of long-lived assets from business acquisition	89,217	382,434
Revaluation of other investments	36,385	7,363
Others	39,496	43,198

Total deferred tax liabilities-non-current	165,098	432,995